JPMMT2026-ABS-15G

Exhibit 99.18

Loan Number	Seller Loan Number	Seller Name	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
305062092	XXXXXX	(No Data)	XXXXXX	SC	(No Data)	ATR/QM: Exempt	B	B	A	A	B	B	N/A	N/A	B	B	A	A	B	B	N/A	N/A	Property Valuations	Property	Active	B	B	B	B	PRVAPROP2674	Property Issues Indicated 2	No	Guidelines require condotels have a separate bedroom (sec 1.9.10.14). Per appraisal the front door opens to the bedroom which leads to the kitchen. Bathrooms have louvered vinyl doors. XXXXXX deems non-material/non-fatal to lending decision due to compensating factors: Credit score 788/660 minimum, LTV 74.35%/75% max, and cash reserves 24.93 months/0 required.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  74.35% LTV is below the 75% max for Condotel.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  24.93 months of reserves are above the required 0.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments: 788 FICO score is above the 660 min.
305062058	XXXXXX	(No Data)	XXXXXX	OH	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	No Finding	No Finding	No Finding	A	A	No Finding	No Finding	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  732 mid-score per CBR.

CFCFS1740: Mortgage payment history exceeds guidelines
- Clayton Comments:  24 months of 0x30 rental history per VOR.

CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  26 months of 0x30 consumer credit history per CBR.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments: 70.11 months of reserves in file.
305061960	XXXXXX	(No Data)	XXXXXX	TX	(No Data)	ATR/QM: Exempt	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	Credit	Credit/Mtg History	Active	B	B	B	B	CRDCRMH104	Credit score below guidelines	No	Credit score of 618 is below minimum allowed at 620. Lender approved exception in file allowing 75% LTV with credit score of 618.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1739: Positive mortgage payment history
- Clayton Comments:  Borrowers have18 months mortgage payment history 0x30.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Assets: $47,725.77, 29.55 months; 3 months required.

CFCFS5269: Minimal use of credit
- Clayton Comments: Credit usage at 55%.
305061960	XXXXXX	(No Data)	XXXXXX	TX	(No Data)	ATR/QM: Exempt	C	B	C	B	A	A	N/A	N/A	C	B	C	B	A	A	N/A	N/A	Credit	LTV/CLTV	Active	C	B	C	B	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	No	LTV of 75% exceeds the max allowed of 55% with a credit score of 620.Approved exception in the file to allow LTV of 75% with credit score of 618. XXXXXX deems non-material/noon-fatal to lending decision due to compensating factors: 29.55 months cash reserves/3 required, 18 months mortgage history/12 required and 55% credit usage.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1739: Positive mortgage payment history
- Clayton Comments:  Borrowers have18 months mortgage payment history 0x30.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Assets: $47,725.77, 29.55 months; 3 months required.

CFCFS5269: Minimal use of credit
- Clayton Comments: Credit usage at 55%.
305061929	XXXXXX	(No Data)	XXXXXX	CA	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	No Finding	No Finding	No Finding	A	A	No Finding	No Finding	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  3.97 months of reserves are above the required 3.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  69.364% LTV is below the 70% max.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments: 681 FICO score is above the 660 min.
305061854	XXXXXX	(No Data)	XXXXXX	TN	(No Data)	ATR/QM: Exempt	D	B	D	B	A	A	N/A	N/A	D	B	D	B	A	A	N/A	N/A	Credit	Application	Satisfied	D	A	D	A	CRDAPP130	Application is incomplete	No	Application correction required for XXXXXX from US Citizen to Permanent resident per card in file.	3-11-26 Client uploaded application.	3-13-26 Clayton reviewed updated application. Exception satisfied.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 782 exceeds the minimum of 660

CFCFS1736: Significant time at current residence
- Clayton Comments:  10 yrs owing current residence

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV 60% is below the maximum of 75%

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Cash Reserves $33630.31, PITIA $2321.39, 14.49 months reserves, 0 months required

CFCFS5269: Minimal use of credit
- Clayton Comments: 2% revolving credit utilized
305061854	XXXXXX	(No Data)	XXXXXX	TN	(No Data)	ATR/QM: Exempt	D	B	D	B	A	A	N/A	N/A	D	B	D	B	A	A	N/A	N/A	Credit	Income/Employment	Active	B	B	B	B	CRDINC150	Income docs do not meet guidelines	No	Leaseback to builder as subject property is the model home which will continue per contract. Exception approved to allow a leaseback for a DSCR loan however must use the 1007 rent. XXXXXX deems non-material/non-fatal to lending decision as market rents used to determine DSCR and compensating factors: 15.35 Months cash reserves/0 required, 60% LTV/85% max, Credit score 782/620 minimum, 10 years ownership of primary and minimal credit use of 2%.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 782 exceeds the minimum of 660

CFCFS1736: Significant time at current residence
- Clayton Comments:  10 yrs owing current residence

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV 60% is below the maximum of 75%

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Cash Reserves $33630.31, PITIA $2321.39, 14.49 months reserves, 0 months required

CFCFS5269: Minimal use of credit
- Clayton Comments: 2% revolving credit utilized
305061854	XXXXXX	(No Data)	XXXXXX	TN	(No Data)	ATR/QM: Exempt	D	B	D	B	A	A	N/A	N/A	D	B	D	B	A	A	N/A	N/A	Credit	Insurance	Satisfied	C	A	C	A	CRDINSR289	Insufficient Hazard Insurance Coverage	No	Missing sufficient dwelling coverage. Insurance is an HO6 policy however subject is a Detached PUD. Subject property is a leaseback.	3-26-26 Client replied: Please see the upl doc4-29-26 Client replied: please see the upl docs increased ins see page 7 of policy.	5.6.26 INS in place at time of closing as subject property being leaseback. Updated INS provided.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 782 exceeds the minimum of 660

CFCFS1736: Significant time at current residence
- Clayton Comments:  10 yrs owing current residence

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV 60% is below the maximum of 75%

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Cash Reserves $33630.31, PITIA $2321.39, 14.49 months reserves, 0 months required

CFCFS5269: Minimal use of credit
- Clayton Comments: 2% revolving credit utilized
305061854	XXXXXX	(No Data)	XXXXXX	TN	(No Data)	ATR/QM: Exempt	D	B	D	B	A	A	N/A	N/A	D	B	D	B	A	A	N/A	N/A	Credit	Terms/Guidelines	Satisfied	C	A	C	A	CRDTER3122	Loan documents do not meet guideline requirements	No	Missing signed Guaranty for the Mortgage.	3-11-26 Client uploaded guaranty.3-17-26 Client uploaded guaranty	3-13-26 Clayton reviewed 133 pages updated and guaranty starting on page 10 which contains pages 1-5 and the two notary pages. Missing page 6 with signatures. Exception remains. 3-17-26 Clayton reviewed signed guaranty. Exception satisfied.	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 782 exceeds the minimum of 660

CFCFS1736: Significant time at current residence
- Clayton Comments:  10 yrs owing current residence

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV 60% is below the maximum of 75%

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Cash Reserves $33630.31, PITIA $2321.39, 14.49 months reserves, 0 months required

CFCFS5269: Minimal use of credit
- Clayton Comments: 2% revolving credit utilized
305169865	XXXXXX	CROSSCOUNTRY MORTGAGE INC	XXXXXX	NY	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	A	A	No Finding	No Finding	No Finding	A	A	No Finding	No Finding	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  809 credit score exceeds 660 program minimum.

CFCFS3824: Borrower contributed an additional down payment
- Clayton Comments:  Down payments have been made since 8/2024 which allowed for a $169,690 credit at closing. This results in a 59.99% LTV.

CFCFS1739: Positive mortgage payment history
- Clayton Comments: Borrowers are 0x30 out of 73 months.
305189746	XXXXXX	CROSSCOUNTRY MORTGAGE INC	XXXXXX	KS	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	No Finding	No Finding	No Finding	A	A	No Finding	No Finding	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  32.75% LTV with a max 70% allowed.

CFCFS1744: DTI below guideline requirement
- Clayton Comments:  29.06% DTI with a max 50% allowed.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments: 780 score exceeds the 680 minimum required.
305207050	XXXXXX	CROSSCOUNTRY MORTGAGE INC	XXXXXX	NJ	QM: Safe Harbor (APOR)	QM: Safe Harbor (APOR)	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	No Finding	No Finding	No Finding	A	A	No Finding	No Finding	CFCFS1744: DTI below guideline requirement
- Clayton Comments:  17.94% DTI with a max 50% allowed.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  780 score exceeds the 720 minimum score for 75% LTV.

CFCFS1737: LTV below guideline requirements
- Clayton Comments: 23.62% LTV with a max 70% allowed.